John Hancock Variable Insurance Trust
Supplement dated January 23, 2015
to the Statement of Additional Information dated April 30, 2014

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)

The section under, “Appendix III – Portfolio Manager Information - PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)” is amended and restated as follows to the extent that it relates to the portfolio managers of Real Return Bond Trust:

The following chart presents information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of December 31, 2014:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jeremie Banet	5	$19,811.83	3	$682.32	1	$722.97
Mihir Worah	48	$236,383.16	35	$24,207.54	64	$35,110.77

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jeremie Banet	0	$0.00	0	$0.00	0	$0.00
Mihir Worah	0	$0.00	1	$152.37	9	$4,308.54

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2014.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.